CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 9,187	$ 5,861
Restricted cash	652	605
Short-term bank deposits	34,040	39,209
Other accounts receivable and prepaid expenses	1,121	903
Total current assets	45,000	46,578
NON-CURRENT ASSETS:
Long-term prepaid expenses	693	776
Severance pay fund	2,485	2,454
Operating lease right of use asset	3,247
Property and equipment, net	2,338	3,372
Total non-current assets	8,763	6,602
Total assets	53,763	53,180
CURRENT LIABILITIES:
Trade payables	1,088	2,946
Short-term deferred participation in R&D expenses	774	1,089
Current maturity of operating lease liability	600
Other accounts payable and accrued expenses	4,357	5,954
Total current liabilities	6,819	9,989
NON- CURRENT LIABILITIES:
Long- term deferred participation in R&D expenses	2,691	3,003
Long- term operating lease liability	2,978
Accrued severance pay	2,954	2,945
Total non-current liabilities	8,623	5,948
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 200,000,000 and 100,000,000 shares authorized at December 31, 2019 and 2018, respectively; 67,922,836 and 59,849,784 shares issued and outstanding at December 31, 2019 and 2018, respectively	187	164
Additional paid-in capital	396,312	367,920
Accumulated other comprehensive income
Accumulated deficit	(358,178)	(330,841)
Total shareholders' equity	38,321	37,243
Total liabilities and shareholders' equity	$ 53,763	$ 53,180